Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	LLL
Entity Registrant Name	L 3 COMMUNICATIONS HOLDINGS INC
Entity Central Index Key	0001056239